UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 09/30/2012

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9191 Towne Centre Drive
Suite 210
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-736- ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______24________

Form 13F Information Table Value Total: __$107536_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works		COM		030420103    12870 347288.000 SH     Sole	        347288.000
California Water Service Group  COM		20441A102     9354 501577.000 SH     Sole               501577.000
SJW Corp (SJW)                  COM             784305104     7292 287526.000 SH     Sole               287526.000
CIA Saneamento Basico ADR(SBS)  COM		20441A102     7095  87365.000 SH     Sole                87365.000
Flowserve Corp (FLS)            COM             34354P105     6688  52355.000 SH     Sole    		 52355.000
Itron, Inc (ITRI)               COM             465741106     6652 154241.000 SH     Sole               154241.000
Pentair Inc (PNR)		COM		709631105     6219 139715.000 SH     Sole		139715.000
Ashland Inc (ASH)               COM		044209104     5701  79620.000 SH     Sole                79620.000
Aqua America, Inc (WTR)         COM             03836W103     5509 225515.000 SH     Sole		225515.000
Tetra Tech, Inc. (TTEK)         COM             88162G103     5399 205595.000 SH     Sole		205595.000
Xylem, Inc. (XYL)               COM             98419M100     5348 212625.000 SH     Sole               212625.000
Aegion Inc (AEGN)               COM             00770F104     4833 252253.000 SH     Sole               252253.000
Watts Water Technoligies (WTS)  COM		942749102     4472 118210.000 SH     Sole		118210.000
Mueller Industries, Inc(MLI)	COM		624756102     4084  89807.000 SH     Sole		 89807.000
Artesian Resources Corp.(ARTNA) COM		043113208     3476 149625.000 SH     Sole               149625.000
Connecticut Water Service, Inc  COM		207797101     3394 106389.000 SH     Sole		106389.000
Consolidated Water Company(CWCO)COM             G23773107     3068 370925.000 SH     Sole               370925.000
Layne Christensen Co. (LAYN)    COM             521050104     2760 140751.000 SH     Sole               140751.000
Badger Meter, Inc. (BMI)        COM             056525108     1541  42352.000 SH     Sole                42352.000
American States Water Co. (AWR) COM             029899101      772  17380.000 SH     Sole                17380.000
Powershares Global Water (PIO)  COM             73936T623      288  16675.000 SH     Sole                16675.000
Kurita Water Industires (KTWIF) COM             J37221116      265  12080.000 SH     Sole                12080.000
Kubota Corp Spons ADR (KUB)     COM             501173207      256   5070.000 SH     Sole                 5070.000
Suez Environment ADR (SZEVY)    COM		864691100      199  35280.000 SH     Sole                35280.000
